Legal Claim - Summary of Disputes Classified As Possible Chance of Loss (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Disputes Classified As Possible Chance Of Loss [Abstract]
Tax	R$ 20,452	R$ 18,753
Civil
Labor	1,967	1,817
Total	R$ 22,419	R$ 20,570